Commitments & Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments & Contingencies (Details) [Line Items]
Other lease term	12 months
Lease payments	$ 59,051	$ 73,777
Present value of liabilities	519,671	472,154
Operating lease cost	664,686	$ 627,132
CMI Transaction [Member]
Commitments & Contingencies (Details) [Line Items]
Right of use asset, net	$ 1,411,461